UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727

                      Phoenix Strategic Equity Series Fund
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                 John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Secretary
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
          Hartford, CT 06102                          Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT

          PHOENIX DYNAMIC GROWTH FUND

          PHOENIX FUNDAMENTAL GROWTH FUND

          PHOENIX LARGE-CAP GROWTH FUND
                   FORMERLY PHOENIX-SENECA GROWTH FUND

          PHOENIX STRATEGIC GROWTH FUND
                   FORMERLY PHOENIX-SENECA STRATEGIC THEME FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX STRATEGIC EQUITY SERIES FUND

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

    --------------------------------------------------------------------
    Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
    --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Dynamic Growth Fund, Phoenix Fundamental Growth Fund, Phoenix Large-Cap Growth Fund and Phoenix Strategic Growth Fund, for the six months ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................................    3

Phoenix Dynamic Growth Fund ...............................................................    4

Phoenix Fundamental Growth Fund ...........................................................   11

Phoenix Large Cap Growth Fund .............................................................   18

Phoenix Strategic Growth Fund .............................................................   26

Notes to Financial Statements .............................................................   33

Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ........   37

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION

Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

SPONSORED ADR (AMERICAN DEPOSITORY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX DYNAMIC GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to October 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on April 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to October 31, 2005. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from April 30, 2005, to October 31, 2005. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

         Dynamic                 Beginning           Ending        Expenses Paid
       Growth Fund              Account Value     Account Value        During
         Class A               August 1, 2005   October 31, 2005      Period*
-------------------------      --------------   ----------------   -------------
Actual                           $1,000.00         $1,000.00           $3.62
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,008.83            3.64

                                 Beginning
                                Account Value
                               April 30, 2005
                               --------------
Hypothetical (5% return
   before expenses,
   six-month period)             $1,000.00         $1,017.80           $7.40

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

         Dynamic                 Beginning           Ending        Expenses Paid
       Growth Fund              Account Value     Account Value        During
         Class C               August 1, 2005   October 31, 2005      Period*
-------------------------      --------------   ----------------   -------------
Actual                           $1,000.00         $  998.00           $5.48
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,006.95            5.52

                                 Beginning
                                Account Value
                               April 30, 2005
                               --------------
Hypothetical (5% return
   before expenses,
   six-month period)             $1,000.00         $1,013.98          $11.22

Phoenix Dynamic Growth Fund

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Dynamic Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Consumer Discretionary       23%
Health-Care                  22
Information Technology       18
Industrials                   9
Energy                        9
Financials                    6
Telecommunication Services    6
Other                         7

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                     ---------  -------------
DOMESTIC COMMON STOCKS--86.7%

AEROSPACE & DEFENSE--5.5%
Precision Castparts Corp. ........................       5,900  $     279,424
Rockwell Collins, Inc. ...........................       5,600        256,592
                                                                -------------
                                                                      536,016
                                                                -------------

APPAREL RETAIL--2.4%
DSW, Inc. Class A(b) .............................       4,600         95,772
Urban Outfitters, Inc.(b) ........................       4,900        138,817
                                                                -------------
                                                                      234,589
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--5.6%
Carter's, Inc.(b) ................................       4,900        309,435
Polo Ralph Lauren Corp. ..........................       4,750        233,700
                                                                -------------
                                                                      543,135
                                                                -------------

APPLICATION SOFTWARE--2.9%
Autodesk, Inc. ...................................       6,150        277,550

ASSET MANAGEMENT & CUSTODY BANKS--3.0%
Price (T.Rowe) Group, Inc. .......................       4,500        294,840

BIOTECHNOLOGY--3.1%
Protein Design Labs, Inc.(b) .....................      10,750        301,215

BROADCASTING & CABLE TV--2.4%
XM Satellite Radio Holdings, Inc. Class A(b) .....       8,200        236,406

CATALOG RETAIL--1.9%
Coldwater Creek, Inc.(b) .........................       6,900        186,231

                                                       SHARES       VALUE
                                                     ---------  -------------
COMMUNICATIONS EQUIPMENT--4.6%
ADTRAN, Inc. .....................................       6,000  $     181,500
Comverse Technology, Inc.(b) .....................      10,500        263,550
                                                                -------------
                                                                      445,050
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--3.7%
SanDisk Corp.(b) .................................       6,150        362,173

CONSUMER ELECTRONICS--1.4%
Harman International Industries, Inc. ............       1,400        139,804

EDUCATION SERVICES--2.9%
Bright Horizons Family Solutions, Inc.(b) ........       6,950        277,792

HEALTH CARE EQUIPMENT--11.8%
Intuitive Surgical, Inc.(b) ......................       3,700        328,301
ResMed, Inc.(b) ..................................       8,800        335,544
St. Jude Medical, Inc.(b) ........................       5,900        283,613
Ventana Medical Systems, Inc.(b) .................       5,350        205,065
                                                                -------------
                                                                    1,152,523
                                                                -------------

HEALTH CARE FACILITIES--1.9%
Sunrise Senior Living, Inc.(b) ...................       5,700        184,338

HEALTH CARE SERVICES--2.6%
Psychiatric Solutions, Inc.(b) ...................       4,650        254,355

HOTELS, RESORTS & CRUISE LINES--1.4%
Royal Caribbean Cruises Ltd. .....................       3,300        136,752

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.4%
Robert Half International, Inc. ..................       8,850        326,388

6                     See Notes to Financial Statements

Phoenix Dynamic Growth Fund

                                                       SHARES       VALUE
                                                     ---------  -------------
INTERNET SOFTWARE & SERVICES--2.7%
Openwave Systems, Inc.(b) ........................      14,800  $     264,476

INVESTMENT BANKING & BROKERAGE--2.8%
Greenhill & Co., Inc. ............................       5,700        273,315

IT CONSULTING & OTHER SERVICES--1.2%
SRA International, Inc. Class A(b) ...............       3,450        113,229

LEISURE FACILITIES--3.1%
Life Time Fitness, Inc.(b) .......................       8,050        298,977

MANAGED HEALTH CARE--2.1%
WellCare Health Plans, Inc.(b) ...................       6,500        204,750

OIL & GAS EXPLORATION & PRODUCTION--5.7%
Denbury Resources, Inc.(b) .......................       6,000        261,780
Range Resources Corp. ............................       8,300        296,227
                                                                -------------
                                                                      558,007
                                                                -------------

RESTAURANTS--1.9%
Panera Bread Co. Class A(b) ......................       3,100        183,489

SYSTEMS SOFTWARE--1.0%
MICROS Systems, Inc.(b) ..........................       2,200        101,024

WIRELESS TELECOMMUNICATION SERVICES--5.7%
Nextel Partners, Inc. Class A(b) .................      10,050        252,757
NII Holdings, Inc.(b) ............................       3,600        298,512
                                                                -------------
                                                                      551,269
                                                                -------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,110,451)                                        8,437,693
-----------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                     ---------  -------------
FOREIGN COMMON STOCKS(c)--4.7%

APPLICATION SOFTWARE--1.8%
Cognos, Inc. (United States)(b) ..................       4,600  $     172,638

OIL & GAS DRILLING--2.9%
Nabors Industries Ltd. (United States)(b) ........       4,150        284,815
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $465,512)                                            457,453
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.4%
(IDENTIFIED COST $8,575,963)                                        8,895,146
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENTS--8.6%

COMMERCIAL PAPER(d)--8.6%
UBS Finance Delaware LLC 4%, 11/1/05 .............      $450          450,000
Sysco Corp. 4%, 11/7/05 ..........................       390          389,740
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $839,740)                                            839,740
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $9,415,703)                                        9,734,886(a)

Other assets and liabilities, net--0.0%                                (3,664)
                                                                -------------
NET ASSETS--100.0%                                              $   9,731,222
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $560,237 and gross depreciation of $241,054 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $9,415,703.
(b)  Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.

                      See Notes to Financial Statements                        7

Phoenix Dynamic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $9,415,703)                                    $9,734,886
Cash                                                                      258
Receivables
   Fund shares sold                                                     7,255
   Receivable from adviser                                              5,966
Trustee retainer                                                        2,624
Prepaid expenses                                                       25,571
                                                                   ----------
       Total assets                                                 9,776,560
                                                                   ----------

LIABILITIES
Payables
   Fund shares repurchased                                             23,814
   Transfer agent fee                                                   6,384
   Professional fee                                                     5,704
   Financial agent fee                                                  3,384
   Distribution and service fees                                        2,029
Accrued expenses                                                        4,023
                                                                   ----------
       Total liabilities                                               45,338
                                                                   ----------
NET ASSETS                                                         $9,731,222
                                                                   ==========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $9,639,589
Accumulated net investment loss                                       (15,761)
Accumulated net realized loss                                        (211,789)
Net unrealized appreciation                                           319,183
                                                                   ----------
NET ASSETS                                                         $9,731,222
                                                                   ==========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,586,347)                    958,783
Net asset value per share                                              $10.00
Offering price per share $10.00/(1-5.75%)                              $10.61
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $144,875)                       14,517
Net asset value and offering price per share                            $9.98

                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2005
                               TO OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $  10,509
Dividends                                                               4,428
                                                                    ---------
       Total investment income                                         14,937
                                                                    ---------

EXPENSES
Investment advisory fee                                                16,817
Service fees, Class A                                                   5,185
Distribution and service fees, Class C                                    282
Financial agent fee                                                     9,424
Transfer agent                                                          9,574
Professional                                                            7,896
Registration                                                            7,479
Trustees                                                                4,026
Custodian                                                               2,853
Printing                                                                2,091
Miscellaneous                                                           3,050
                                                                    ---------
       Total expenses                                                  68,677
Less expenses reimbursed by investment adviser                        (37,979)
                                                                    ---------
       Net expenses                                                    30,698
                                                                    ---------
NET INVESTMENT LOSS                                                   (15,761)
                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                     (211,789)
Net change in unrealized appreciation (depreciation) on
   investments                                                        319,183
                                                                    ---------
NET GAIN ON INVESTMENTS                                               107,394
                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  91,633
                                                                    =========

8                     See Notes to Financial Statements

Phoenix Dynamic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                From Inception
                                                              August 1, 2005 to
                                                               October 31, 2005
                                                                 (Unaudited)
                                                              -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $  (15,761)
   Net realized gain (loss)                                        (211,789)
   Net change in unrealized appreciation (depreciation)             319,183
                                                                 ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                                    91,633
                                                                 ----------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (992,256 shares)                 9,823,590
   Cost of shares repurchased (33,473 shares)                      (329,120)
                                                                 ----------
Total                                                             9,494,470
                                                                 ----------

CLASS C
   Proceeds from sales of shares (14,517 shares)                    145,119
                                                                 ----------
Total                                                               145,119
                                                                 ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE
       TRANSACTIONS                                               9,639,589
                                                                 ----------
   NET INCREASE (DECREASE) IN NET ASSETS                          9,731,222

NET ASSETS
   Beginning of period                                                   --
                                                                 ----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT
       LOSS OF ($15,761))                                        $9,731,222
                                                                 ==========

                      See Notes to Financial Statements                        9

Phoenix Dynamic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             CLASS A
                                                       -------------------
                                                          FROM INCEPTION
                                                          AUGUST 1, 2005
                                                       TO OCTOBER 31, 2005
                                                           (UNAUDITED)
Net asset value, beginning of period                         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                            (0.02)
   Net realized and unrealized gain (loss)                     0.02
                                                             ------
       TOTAL FROM INVESTMENT OPERATIONS                        0.00
                                                             ------
Change in net asset value                                      0.00
                                                             ------
NET ASSET VALUE, END OF PERIOD                               $10.00
                                                             ======
Total return(1)                                                0.00%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $9,586
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      1.45 %(3)
   Gross operating expenses                                    3.25 %(3)
   Net investment income (loss)                               (0.74)%(3)
Portfolio turnover                                               19 %(4)


                                                             CLASS C
                                                       -------------------
                                                          FROM INCEPTION
                                                          AUGUST 1, 2005
                                                       TO OCTOBER 31, 2005
                                                           (UNAUDITED)
Net asset value, beginning of period                         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                            (0.04)
   Net realized and unrealized gain (loss)                     0.02
                                                             ------
       TOTAL FROM INVESTMENT OPERATIONS                       (0.02)
                                                             ------
Change in net asset value                                     (0.02)
                                                             ------
NET ASSET VALUE, END OF PERIOD                               $ 9.98
                                                             ======
Total return(1)                                               (0.20)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $  145
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.20 %(3)
   Gross operating expenses                                    4.22 %(3)
   Net investment income (loss)                               (1.47)%(3)
Portfolio turnover                                               19 %(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

10                    See Notes to Financial Statements

PHOENIX FUNDAMENTAL GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fundamental Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to October 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on April 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to October 31, 2005. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from April 30, 2005, to October 31, 2005. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Fundamental                 Beginning           Ending        Expenses Paid
     Growth Fund               Account Value    Account Value          During
       Class A                 July 29, 2005    October 31, 2005      Period*
------------------------     ----------------   ----------------   -------------
Actual                           $1,000.00         $1,004.00           $3.66
Hypothetical (5% return
  before expenses, since
  inception)                      1,000.00          1,008.92            3.68

                                 Beginning
                              Account Value
                              April 30, 2005
                             ----------------
Hypothetical (5% return
  before expenses,
  six-month period)              $1,000.00         $1,017.80            $7.40

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

      FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

     Fundamental                 Beginning           Ending        Expenses Paid
     Growth Fund               Account Value    Account Value          During
       Class C                 July 29, 2005    October 31, 2005      Period*
------------------------     ----------------   ----------------   -------------
Actual                           $1,000.00         $1,002.00            $5.54
Hypothetical (5% return
  before expenses,
  since inception)                1,000.00          1,007.03             5.57

                                 Beginning
                              Account Value
                              April 30, 2005
                             ----------------
Hypothetical (5% return
   before expenses,
   six-month period)             $1,000.00         $1,013.99           $11.22

Phoenix Fundamental Growth Fund

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Fundamental Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology                    22%
Energy                                    22
Health-Care                               18
Consumer Discretionary                    12
Financials                                 8
Industrials                                8
Consumer Staples                           6
Other                                      4

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ---------    -------------
DOMESTIC COMMON STOCKS--87.1%

AIRLINES--3.0%
Southwest Airlines Co. ..........................     43,900    $     702,839

APPAREL RETAIL--1.0%
Chico's FAS, Inc.(b) ............................      5,800          229,332

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Coach, Inc.(b) ..................................      6,700          215,606

APPLICATION SOFTWARE--2.7%
Autodesk, Inc. ..................................     13,600          613,768

BIOTECHNOLOGY--1.9%
Genentech, Inc.(b) ..............................      4,800          434,880

COAL & CONSUMABLE FUELS--2.0%
Peabody Energy Corp. ............................      5,900          461,144

COMMUNICATIONS EQUIPMENT--2.4%
QUALCOMM, Inc. ..................................     14,000          556,640

COMPUTER & ELECTRONICS RETAIL--1.1%
GameStop Corp. Class A(b) .......................      7,000          248,360

COMPUTER HARDWARE--1.8%
Apple Computer, Inc.(b) .........................      6,200          357,058
Dell, Inc.(b) ...................................      2,000           63,760
                                                                -------------
                                                                      420,818
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--4.0%
EMC Corp.(b) ....................................     66,000          921,360

DIVERSIFIED BANKS--2.8%
Bank of America Corp. ...........................     14,800          647,352

                                                     SHARES         VALUE
                                                   ---------    -------------
DIVERSIFIED CHEMICALS--2.7%
Dow Chemical Co. (The) ..........................     13,500    $     619,110

DRUG RETAIL--2.4%
Walgreen Co. ....................................     12,400          563,332

HEALTH CARE EQUIPMENT--5.6%
Hospira, Inc.(b) ................................      9,700          386,545
St. Jude Medical, Inc.(b) .......................     12,500          600,875
Stryker Corp. ...................................      7,400          303,918
                                                                -------------
                                                                    1,291,338
                                                                -------------

HEALTH CARE SERVICES--2.8%
Omnicare, Inc. ..................................      7,800          421,980
Psychiatric Solutions, Inc.(b) ..................      4,100          224,270
                                                                -------------
                                                                      646,250
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.8%
Marriott International, Inc. Class A ............      3,200          190,784

INDUSTRIAL MACHINERY--2.3%
Danaher Corp. ...................................     10,100          526,210

INTEGRATED OIL & GAS--1.2%
Exxon Mobil Corp. ...............................      4,800          269,472

INTERNET RETAIL--2.3%
eBay, Inc.(b) ...................................     13,400          530,640

INTERNET SOFTWARE & SERVICES--2.7%
Google, Inc. Class A(b) .........................      1,680          625,195

OIL & GAS DRILLING--3.0%
GlobalSantaFe Corp. .............................      8,300          369,765
Rowan Cos., Inc. ................................     10,000          329,900
                                                                -------------
                                                                      699,665
                                                                -------------

                      See Notes to Financial Statements                       13

Phoenix Fundamental Growth Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
OIL & GAS EQUIPMENT & SERVICES--5.8%
National-Oilwell Varco, Inc.(b) .................     12,100    $     755,887
Smith International, Inc. .......................     18,300          592,920
                                                                -------------
                                                                    1,348,807
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Southwestern Energy Co.(b) ......................      6,400          464,256

OIL & GAS REFINING, MARKETING & TRANSPORTATION--3.7%
Valero Energy Corp. .............................      8,000          841,920

PHARMACEUTICALS--7.3%
Abbott Laboratories .............................     14,300          615,615
Sepracor, Inc.(b) ...............................      8,000          450,000
Wyeth ...........................................     14,000          623,840
                                                                -------------
                                                                    1,689,455
                                                                -------------

RESTAURANTS--0.8%
Starbucks Corp.(b) ..............................      6,600          186,648

SOFT DRINKS--3.6%
PepsiCo, Inc. ...................................     14,000          827,120

SPECIALIZED FINANCE--1.6%
Chicago Mercantile Exchange Holdings, Inc. ......      1,000          365,150

SPECIALTY STORES--4.7%
Dick's Sporting Goods, Inc.(b) ..................      9,100          272,363
PETsMART, Inc. ..................................     18,500          434,750
Staples, Inc. ...................................     16,700          379,591
                                                                -------------
                                                                    1,086,704
                                                                -------------

SYSTEMS SOFTWARE--5.9%
Microsoft Corp. .................................     26,800          688,760
Symantec Corp.(b) ...............................     28,200          672,570
                                                                -------------
                                                                    1,361,330
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--2.3%
Fastenal Co. ....................................      7,500          525,975
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $19,723,658)                                      20,111,460
-----------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                   ---------    -------------
FOREIGN COMMON STOCKS(c)--8.6%

COMMUNICATIONS EQUIPMENT--2.1%
Nokia Oyj Sponsored ADR (Finland) ...............     29,300    $     492,826

OIL & GAS DRILLING--3.2%
Nabors Industries Ltd. (United States)(b) .......     10,900          748,067

PROPERTY & CASUALTY INSURANCE--3.3%
ACE Ltd. (United States) . ......................     14,400          750,240
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,898,613)                                        1,991,133
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $21,622,271)                                      22,102,593
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--2.9%

COMMERCIAL PAPER(d)--2.9%
UBS Finance Delaware LLC 4%, 11/1/05 ............  $     670          670,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $670,000)                                            670,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $22,292,271)                                      22,772,593(a)

Other assets and liabilities, net--1.4%                               321,405
                                                                -------------
NET ASSETS--100.0%                                              $  23,093,998
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,121,404 and gross depreciation of $641,082 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $22,292,271.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.

14                    See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $22,292,271)                                   $22,772,593
Cash                                                                     2,906
Receivables
  Investment securities sold                                           367,823
  Fund shares sold                                                      20,146
  Dividends                                                              3,443
Trustee retainer                                                         2,624
Prepaid expenses                                                        25,393
                                                                   -----------
     Total assets                                                   23,194,928
                                                                   -----------
LIABILITIES
Payables
  Fund shares repurchased                                               69,917
  Professional fee                                                       7,481
  Transfer agent fee                                                     6,665
  Distribution and service fees                                          4,752
  Financial agent fee                                                    4,008
  Investment advisory fee                                                2,858
Accrued expenses                                                         5,249
                                                                   -----------
     Total liabilities                                                 100,930
                                                                   -----------
NET ASSETS                                                         $23,093,998
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $23,099,471
Accumulated net investment loss                                        (25,933)
Accumulated net realized loss                                         (459,862)
Net unrealized appreciation                                            480,322
                                                                   -----------
NET ASSETS                                                         $23,093,998
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $22,955,970)                   2,287,057
Net asset value per share                                               $10.04
Offering price per share $10.04/(1-5.75%)                               $10.65

CLASS C
Shares of beneficial interest outstanding, no par
   value, unlimited authorization (Net Assets $138,028)                 13,775
Net asset value and offering price per share                            $10.02

                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JULY 29, 2005
                              TO OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  36,491
Interest                                                                14,754
                                                                     ---------
     Total investment income                                            51,245
                                                                     ---------

EXPENSES
Investment advisory fee                                                 42,455
Service fees, Class A                                                   13,196
Distribution and service fees, Class C                                     283
Financial agent fee                                                     11,286
Transfer agent                                                           9,679
Professional                                                             7,841
Registration                                                             7,561
Printing                                                                 7,373
Trustees                                                                 4,025
Custodian                                                                3,838
Miscellaneous                                                            3,324
                                                                     ---------
     Total expenses                                                    110,861
Less expenses reimbursed by investment adviser                         (33,683)
                                                                     ---------
     Net expenses                                                       77,178
                                                                     ---------
NET INVESTMENT LOSS                                                    (25,933)
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                      (459,862)
Net change in unrealized appreciation (depreciation) on
  investments                                                          480,322
                                                                     ---------
NET GAIN ON INVESTMENTS                                                 20,460
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  (5,473)
                                                                     =========

                      See Notes to Financial Statements                       15

Phoenix Fundamental Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               From Inception
                                                              July 29, 2005 to
                                                              October 31, 2005
                                                                (Unaudited)
                                                              ----------------
FROM OPERATIONS
  Net investment income (loss)                                  $   (25,933)
  Net realized gain (loss)                                         (459,862)
  Net change in unrealized appreciation (depreciation)              480,322
                                                                -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        (5,473)
                                                                -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,382,225 shares)               23,896,205
  Cost of shares repurchased (95,168 shares)                       (933,989)
                                                                -----------
Total                                                            22,962,216
                                                                -----------

CLASS C
  Proceeds from sales of shares (13,775 shares)                     137,255
                                                                -----------
Total                                                               137,255
                                                                -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      23,099,471
                                                                -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          23,093,998

NET ASSETS
  Beginning of period                                                    --
                                                                -----------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($25,933))                                              $23,093,998
                                                                ===========

16                    See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              CLASS A
                                                        --------------------
                                                           FROM INCEPTION
                                                           JULY 29, 2005
                                                        TO OCTOBER 31, 2005
                                                            (UNAUDITED)
Net asset value, beginning of period                         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.01)
   Net realized and unrealized gain (loss)                      0.05
                                                             -------
     TOTAL FROM INVESTMENT OPERATIONS                           0.04
                                                             -------
Change in net asset value                                       0.04
                                                             -------
NET ASSET VALUE, END OF PERIOD                               $ 10.04
                                                             =======
Total return(1)                                                 0.40%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $22,956
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                                        1.45 %(3)
  Gross operating expenses                                      2.08 %(3)
  Net investment income (loss)                                 (0.48)%(3)
Portfolio turnover                                                43 %(4)


                                                               CLASS C
                                                        --------------------
                                                           FROM INCEPTION
                                                           JULY 29, 2005
                                                        TO OCTOBER 31, 2005
                                                            (UNAUDITED)
Net asset value, beginning of period                          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                              (0.03)
  Net realized and unrealized gain (loss)                       0.05
                                                              ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.02
                                                              ------
Change in net asset value                                       0.02
                                                              ------
NET ASSET VALUE, END OF PERIOD                                $10.02
                                                              ======
Total return(1)                                                 0.20%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $138
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       2.20%(3)
   Gross operating expenses                                     3.15%(3)
   Net investment income (loss)                                (1.26)%(3)
Portfolio turnover                                                43%(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

                      See Notes to Financial Statements                       17

PHOENIX LARGE CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Large Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

       Large Cap              Beginning             Ending         Expenses Paid
      Growth Fund           Account Value       Account Value         During
        Class X             April 30, 2005     October 31, 2005      Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,026.50            $5.79

Hypothetical (5% return
  before expenses)              1,000.00            1,019.41             5.79

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.13%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

       Large Cap              Beginning             Ending         Expenses Paid
      Growth Fund           Account Value       Account Value          During
        Class A             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,025.80            $7.06

Hypothetical (5% return
  before expenses)              1,000.00            1,018.15             7.06

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.38%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

       Large Cap              Beginning             Ending         Expenses Paid
      Growth Fund           Account Value       Account Value          During
        Class B             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,021.70           $10.87

Hypothetical (5% return
  before expenses)              1,000.00            1,014.32            10.89

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.13%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

       Large Cap              Beginning             Ending         Expenses Paid
      Growth Fund           Account Value       Account Value          During
        Class C             April 30, 2005     October 31, 2005       Period*
-----------------------     --------------     ----------------    -------------
Actual                         $1,000.00           $1,020.80           $10.87

Hypothetical (5% return
  before expenses)              1,000.00            1,014.31            10.89

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.13%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Large Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology            35%
Health-Care                       21
Consumer Discretionary            13
Consumer Staples                   9
Industrials                        9
Financials                         5
Telecommunication Services         3
Other                              5

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                     ---------  -------------
DOMESTIC COMMON STOCKS--96.6%

AEROSPACE & DEFENSE--1.5%
United Technologies Corp. ........................      34,280  $   1,757,878

AIR FREIGHT & LOGISTICS--1.8%
FedEx Corp. ......................................      24,020      2,208,159

BIOTECHNOLOGY--3.8%
Amgen, Inc.(b) ...................................      33,990      2,575,082
Genentech, Inc.(b) ...............................      22,850      2,070,210
                                                                -------------
                                                                    4,645,292
                                                                -------------
BREWERS--1.6%
Anheuser-Busch Cos., Inc. ........................      46,080      1,901,261

COMMUNICATIONS EQUIPMENT--3.8%
Corning, Inc.(b) .................................     106,020      2,129,942
QUALCOMM, Inc. ...................................      61,140      2,430,926
                                                                -------------
                                                                    4,560,868
                                                                -------------
COMPUTER & ELECTRONICS RETAIL--1.5%
Best Buy Co., Inc. ...............................      41,280      1,827,053

COMPUTER HARDWARE--2.1%
International Business Machines Corp. ............      31,580      2,585,770

COMPUTER STORAGE & PERIPHERALS--3.8%
EMC Corp.(b) .....................................     171,930      2,400,143
Network Appliance, Inc.(b) .......................      82,100      2,246,256
                                                                -------------
                                                                    4,646,399
                                                                -------------

                                                       SHARES       VALUE
                                                     ---------  -------------
CONSUMER FINANCE--2.0%
American Express Co. .............................      48,450  $   2,411,357

DEPARTMENT STORES--2.0%
Penney (J.C.) Co., Inc. ..........................      46,680      2,390,016

DRUG RETAIL--1.8%
CVS Corp. ........................................      91,400      2,231,074

ELECTRONIC MANUFACTURING SERVICES--2.5%
Jabil Circuit, Inc.(b) ...........................     100,200      2,990,970

FOOTWEAR--1.5%
NIKE, Inc. Class B ...............................      21,140      1,776,817

HEALTH CARE DISTRIBUTORS--2.6%
Cardinal Health, Inc. ............................      50,240      3,140,502

HEALTH CARE EQUIPMENT--5.4%
Medtronic, Inc. ..................................      40,950      2,320,227
St. Jude Medical, Inc.(b) ........................      55,720      2,678,460
Stryker Corp. ....................................      38,400      1,577,088
                                                                -------------
                                                                    6,575,775
                                                                -------------

HEALTH CARE FACILITIES--2.0%
HCA, Inc. ........................................      51,240      2,469,256

HOME ENTERTAINMENT SOFTWARE--2.6%
Electronic Arts, Inc.(b) .........................      54,800      3,117,024

HOME IMPROVEMENT RETAIL--2.0%
Lowe's Cos., Inc. ................................      39,810      2,419,254

                      See Notes to Financial Statements                       19

Phoenix Large Cap Growth Fund

                                                       SHARES       VALUE
                                                     ---------  -------------
HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co. ............................      44,780  $   2,371,549

HOUSEWARES & SPECIALTIES--1.6%
Newell Rubbermaid, Inc. ..........................      83,406      1,917,504

INDUSTRIAL CONGLOMERATES--3.9%
General Electric Co. .............................     140,840      4,775,884

INDUSTRIAL MACHINERY--1.6%
Illinois Tool Works, Inc. ........................      23,560      1,996,946

INTERNET RETAIL--1.6%
eBay, Inc.(b) ....................................      49,100      1,944,360

INTERNET SOFTWARE & SERVICES--4.5%
Google, Inc. Class A(b) ..........................       7,940      2,954,792
Yahoo!, Inc.(b) ..................................      69,000      2,550,930
                                                                -------------
                                                                    5,505,722
                                                                -------------
MANAGED HEALTH CARE--2.0%
UnitedHealth Group, Inc. .........................      42,480      2,459,167

MOVIES & ENTERTAINMENT--1.4%
News Corp, Inc. Class A ..........................     120,210      1,712,993

OIL & GAS EQUIPMENT & SERVICES--1.5%
Schlumberger Ltd. ................................      19,600      1,779,092

OIL & GAS EXPLORATION & PRODUCTION--1.3%
XTO Energy, Inc. .................................      35,050      1,523,273

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Citigroup, Inc. ..................................      38,410      1,758,410

PACKAGED FOODS & MEATS--2.2%
Kellogg Co. ......................................      61,590      2,720,430

PHARMACEUTICALS--5.3%
Abbott Laboratories ..............................      44,040      1,895,922
Johnson & Johnson ................................      32,160      2,013,859
Wyeth ............................................      56,590      2,521,651
                                                                -------------
                                                                    6,431,432
                                                                -------------

                                                       SHARES       VALUE
                                                     ---------  -------------
REGIONAL BANKS--1.5%
Synovus Financial Corp. ..........................      66,680  $   1,831,700

RESTAURANTS--1.7%
Yum! Brands, Inc. ................................      39,460      2,007,330

SEMICONDUCTOR EQUIPMENT--1.8%
Applied Materials, Inc. ..........................     129,680      2,124,158

SEMICONDUCTORS--6.1%
Intel Corp. ......................................     145,740      3,424,890
Texas Instruments, Inc. ..........................      42,330      1,208,521
Xilinx, Inc. .....................................     116,820      2,797,839
                                                                -------------
                                                                    7,431,250
                                                                -------------
SOFT DRINKS--1.4%
Coca-Cola Enterprises, Inc. ......................      88,050      1,664,145

SYSTEMS SOFTWARE--6.6%
Adobe Systems, Inc. ..............................      62,760      2,024,010
Microsoft Corp. ..................................     151,580      3,895,606
Symantec Corp.(b) ................................      88,200      2,103,570
                                                                -------------
                                                                    8,023,186
                                                                -------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
NII Holdings, Inc.(b) ............................      41,060      3,404,695
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $113,518,743)                                    117,037,951
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.3%

ALUMINUM--1.5%
Alcan, Inc. (United States) ......................      57,890      1,834,534

COMMUNICATIONS EQUIPMENT--1.8%
Telefonaktiebolaget LM Ericsson Sponsored
ADR (Sweden) .....................................      65,040      2,133,962
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,938,176)                                        3,968,496
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $117,456,919)                                    121,006,447
-----------------------------------------------------------------------------

20                    See Notes to Financial Statements

Phoenix Large Cap Growth Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     ---------  -------------
SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(d)--1.5%
UBS Finance Delaware LLC 4%, 11/1/05 .............   $   1,830  $   1,830,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,830,000)                                        1,830,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $119,286,919)                                    122,836,447(a)

Other assets and liabilities, net--(1.4)%                          (1,665,944)
                                                                -------------
NET ASSETS--100.0%                                              $ 121,170,503
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,767,271 and gross depreciation of $4,217,743 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $119,286,919.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.

                      See Notes to Financial Statements                       21

Phoenix Large Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $119,286,919)                               $122,836,447
Cash                                                                   3,609
Receivables
   Investment securities sold                                      1,934,260
   Dividends                                                          56,208
   Fund shares sold                                                   29,629
Trustee retainer                                                       2,624
Prepaid expenses                                                      37,205
                                                                ------------
      Total assets                                               124,899,982
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 3,217,826
   Fund shares repurchased                                           299,911
   Investment advisory fee                                            72,969
   Transfer agent fee                                                 66,661
   Distribution and service fees                                      31,149
   Financial agent fee                                                 8,844
Accrued expenses                                                      32,119
                                                                ------------
      Total liabilities                                            3,729,479
                                                                ------------
NET ASSETS                                                      $121,170,503
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $192,076,459
Accumulated net investment loss                                     (277,197)
Accumulated net realized loss                                    (74,178,287)
Net unrealized appreciation                                        3,549,528
                                                                ------------
NET ASSETS                                                      $121,170,503
                                                                ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,727,744)                1,353,667
Net asset value and offering price per share                          $11.62

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $91,744,099)                8,237,416
Net asset value per share                                             $11.14
Offering price per share $11.14/(1-5.75%)                             $11.82

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,343,414)                   805,386
Net asset value and offering price per share                          $10.36

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,355,246)                   518,182
Net asset value and offering price per share                          $10.33

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $  701,720
Interest                                                              20,969
                                                                  ----------
      Total investment income                                        722,689
                                                                  ----------
EXPENSES
Investment advisory fee                                              491,961
Service fees, Class A                                                126,034
Distribution and service fees, Class B                                46,076
Distribution and service fees, Class C                                31,268
Financial agent fee                                                   56,445
Transfer agent                                                       154,877
Registration                                                          25,404
Trustees                                                              15,950
Professional                                                          14,928
Printing                                                              12,736
Custodian                                                              9,027
Miscellaneous                                                         15,180
                                                                  ----------
      Total expenses                                                 999,886
                                                                  ----------
NET INVESTMENT LOSS                                                 (277,197)
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   4,253,892
Net change in unrealized appreciation (depreciation) on
   investments                                                       250,738
                                                                  ----------
NET GAIN ON INVESTMENTS                                            4,504,630
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $4,227,433
                                                                  ==========

22                    See Notes to Financial Statements

Phoenix Large Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                         Ended
                                                                                    October 31, 2005      Year Ended
                                                                                       (Unaudited)      April 30, 2005
                                                                                    ----------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                      $   (277,197)      $   (652,323)
   Net realized gain (loss)                                                             4,253,892           (329,500)
   Net change in unrealized appreciation (depreciation)                                   250,738         (2,663,370)
                                                                                     ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          4,227,433         (3,645,193)
                                                                                     ------------       ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (47,098 and 559,555 shares, respectively)                550,548          6,405,807
   Cost of shares repurchased (1,541,194 and 1,088,393 shares, respectively)          (17,987,809)       (12,597,919)
                                                                                     ------------       ------------
Total                                                                                 (17,437,261)        (6,192,112)
                                                                                     ------------       ------------
CLASS A
   Proceeds from sales of shares (51,502 and 660,762 shares, respectively)                577,850          7,414,627
   Cost of shares repurchased (1,472,879 and 4,053,077 shares, respectively)          (16,640,745)       (45,033,428)
                                                                                     ------------       ------------
Total                                                                                 (16,062,895)       (37,618,801)
                                                                                     ------------       ------------
CLASS B
   Proceeds from sales of shares (20,065 and 84,759 shares, respectively)                 209,849            884,952
   Cost of shares repurchased (175,073 and 479,679 shares, respectively)               (1,835,143)        (5,000,038)
                                                                                     ------------       ------------
Total                                                                                  (1,625,294)        (4,115,086)
                                                                                     ------------       ------------
CLASS C
   Proceeds from sales of shares (14,521 and 54,436 shares, respectively)                 152,301            563,788
   Cost of shares repurchased (170,104 and 869,557 shares, respectively)               (1,778,153)        (9,014,141)
                                                                                     ------------       ------------
Total                                                                                  (1,625,852)        (8,450,353)
                                                                                     ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (36,751,302)       (56,376,352)
                                                                                     ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (32,523,869)       (60,021,545)

NET ASSETS
   Beginning of period                                                                153,694,372        213,715,917
                                                                                     ------------       ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF ($277,197) AND $0, RESPECTIVELY)                      $121,170,503       $153,694,372
                                                                                     ============       ============

                      See Notes to Financial Statements                       23

Phoenix Large Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS X
                                             --------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------------
                                                (UNAUDITED)        2005          2004         2003           2002          2001
Net asset value, beginning of period             $11.32           $11.55        $10.07       $12.30         $14.66        $22.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.01)           (0.01)        (0.01)       (0.02)            --(3)      (0.01)
   Net realized and unrealized gain (loss)         0.31            (0.22)         1.49        (2.21)         (2.31)        (3.36)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.30            (0.23)         1.48        (2.23)         (2.31)        (3.37)
                                                 ------           ------        ------       ------         ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL DISTRIBUTIONS                             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
Change in net asset value                          0.30            (0.23)         1.48        (2.23)         (2.36)        (7.65)
                                                 ------           ------        ------       ------         ------        ------
NET ASSET VALUE, END OF PERIOD                   $11.62           $11.32        $11.55       $10.07         $12.30        $14.66
                                                 ======           ======        ======       ======         ======        ======
Total return                                       2.65%(5)        (1.99)%       14.70%      (18.13)%       (15.76)%      (16.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $15,728          $32,225       $38,994      $21,121        $21,786       $28,864

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.13%(4)         1.06%         1.05%        1.13%          1.04%         0.97%
   Net investment income (loss)                   (0.10)%(4)       (0.06)%       (0.10)%      (0.20)%         0.03%        (0.03)%
Portfolio turnover                                   60%(5)           91%          168%         101%           131%          134%

                                                                                     CLASS A
                                             --------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------------
                                                (UNAUDITED)        2005          2004          2003          2002          2001
Net asset value, beginning of period             $10.86           $11.11        $ 9.71       $11.90        $ 14.22        $21.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.02)           (0.03)        (0.04)       (0.04)         (0.03)        (0.05)
   Net realized and unrealized gain (loss)         0.30            (0.22)         1.44        (2.15)         (2.24)        (3.28)
                                                 ------           ------        ------       ------        -------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.28            (0.25)         1.40        (2.19)         (2.27)        (3.33)
                                                 ------           ------        ------       ------        -------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------        -------        ------
     TOTAL DISTRIBUTIONS                             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------        -------        ------
Change in net asset value                          0.28            (0.25)         1.40        (2.19)         (2.32)        (7.61)
                                                 ------           ------        ------       ------        -------        ------
NET ASSET VALUE, END OF PERIOD                   $11.14           $10.86        $11.11       $ 9.71        $ 11.90        $14.22
                                                 ======           ======        ======       ======        =======        ======
Total return(1)                                    2.58%(5)        (2.25)%       14.42%      (18.40)%       (15.97)%     (16.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $91,744         $104,913      $145,023     $127,553       $177,518      $215,736

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.38%(4)         1.31%         1.30%        1.38%          1.29%         1.22%
   Net investment income (loss)                   (0.36)%(4)       (0.31)%       (0.33)%      (0.41)%        (0.22)%       (0.29)%
Portfolio turnover                                   60%(5)           91%          168%         101%           131%          134%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Amount is less than $0.01.
(4)   Annualized.
(5)   Not annualized.

24                    See Notes to Financial Statements

Phoenix Large Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS B
                                             --------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------------
                                                (UNAUDITED)        2005          2004         2003          2002          2001
Net asset value, beginning of period             $10.14           $10.46        $ 9.21       $11.36         $13.68        $21.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.06)           (0.11)        (0.11)       (0.11)         (0.12)        (0.17)
   Net realized and unrealized gain (loss)         0.28            (0.21)         1.36        (2.04)         (2.15)        (3.21)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.22            (0.32)         1.25        (2.15)         (2.27)        (3.38)
                                                 ------           ------        ------       ------         ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL DISTRIBUTIONS                             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
Change in net asset value                          0.22            (0.32)         1.25        (2.15)         (2.32)        (7.66)
                                                 ------           ------        ------       ------         ------        ------
NET ASSET VALUE, END OF PERIOD                   $10.36           $10.14        $10.46       $ 9.21         $11.36        $13.68
                                                 ======           ======        ======       ======         ======        ======
Total return(1)                                    2.17 %(4)       (3.06)%       13.57 %     (18.93)%       (16.60)%      (17.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $8,343           $9,740       $14,171      $13,600        $17,397       $16,458

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.13 %(3)        2.06%         2.05 %       2.13 %         2.04 %        1.97 %
   Net investment income (loss)                   (1.11)%(3)       (1.06)%       (1.09)%      (1.16)%        (0.98)%       (1.03)%
Portfolio turnover                                   60 %(4)          91 %         168 %        101 %          131 %         134 %

                                                                                     CLASS C
                                             --------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------------
                                                (UNAUDITED)        2005          2004          2003          2002          2001
Net asset value, beginning of period             $10.12           $10.43        $ 9.18       $11.33         $13.65        $21.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.06)           (0.11)        (0.11)       (0.11)         (0.12)        (0.17)
   Net realized and unrealized gain (loss)         0.27            (0.20)         1.36        (2.04)         (2.15)        (3.19)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.21            (0.31)         1.25        (2.15)         (2.27)        (3.36)
                                                 ------           ------        ------       ------         ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
     TOTAL DISTRIBUTIONS                             --               --            --           --          (0.05)        (4.28)
                                                 ------           ------        ------       ------         ------        ------
Change in net asset value                          0.21            (0.31)         1.25        (2.15)         (2.32)        (7.64)
                                                 ------           ------        ------       ------         ------        ------
   NET ASSET VALUE, END OF PERIOD                $10.33           $10.12        $10.43       $ 9.18         $11.33        $13.65
                                                 ======           ======        ======       ======         ======        ======
Total return(1)                                    2.08 %(4)       (2.97)%       13.62 %     (18.98)%       (16.64)%      (17.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $5,355           $6,816        $15,528      $16,698        $13,761      $12,641

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.13 %(3)        2.05 %        2.05 %       2.14 %         2.04 %        1.97 %
   Net investment income (loss)                   (1.10)%(3)       (1.05)%       (1.08)%      (1.19)%        (0.98)%       (1.02)%
Portfolio turnover                                   60 %(4)          91 %         168 %        101 %          131 %         134 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

                      See Notes to Financial Statements                       25

PHOENIX STRATEGIC GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Strategic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                             Beginning          Ending        Expenses Paid
 Strategic Growth Fund     Account Value     Account Value       During
       Class A            April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,039.60          $8.28

Hypothetical (5% return
  before expenses)            1,000.00          1,016.98           8.22

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.61%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             Beginning          Ending        Expenses Paid
 Strategic Growth Fund     Account Value     Account Value       During
       Class B            April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,035.70          $12.09

Hypothetical (5% return
  before expenses)            1,000.00          1,013.18           12.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.36%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             Beginning          Ending        Expenses Paid
 Strategic Growth Fund     Account Value     Account Value       During
       Class C            April 30, 2005   October 31, 2005      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,035.70          $12.14

Hypothetical (5% return
  before expenses)            1,000.00          1,013.13           12.08

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.37%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Strategic Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology                         44%
Health-Care                                    22
Consumer Discretionary                         13
Industrials                                     8
Consumer Staples                                4
Financials                                      3
Telecommunication Services                      3
Other                                           3

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   ---------    -------------
DOMESTIC COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--3.5%
United Technologies Corp. ......................      85,000    $   4,358,800

BIOTECHNOLOGY--6.6%
Amgen, Inc.(b) .................................      65,300        4,947,128
Genentech, Inc.(b) .............................      36,500        3,306,900
                                                                -------------
                                                                    8,254,028
                                                                -------------
COMMUNICATIONS EQUIPMENT--6.9%
Corning, Inc.(b) ...............................     223,600        4,492,124
QUALCOMM, Inc. .................................     103,800        4,127,088
                                                                -------------
                                                                    8,619,212
                                                                -------------
COMPUTER & ELECTRONICS RETAIL--4.0%
Best Buy Co., Inc. .............................     111,060        4,915,516

COMPUTER STORAGE & PERIPHERALS--6.0%
EMC Corp.(b) ...................................     333,300        4,652,868
Network Appliance, Inc.(b) .....................     100,250        2,742,840
                                                                -------------
                                                                    7,395,708
                                                                -------------
DEPARTMENT STORES--3.6%
Penney (J.C.) Co., Inc. ........................      87,000        4,454,400

ELECTRONIC MANUFACTURING SERVICES--2.9%
Jabil Circuit, Inc.(b) .........................     119,180        3,557,523

HEALTH CARE DISTRIBUTORS--2.0%
Cardinal Health, Inc. ..........................      40,000        2,500,400

                                                     SHARES         VALUE
                                                   ---------    -------------
HEALTH CARE EQUIPMENT--6.0%
Medtronic, Inc. ................................      77,000    $   4,362,820
Stryker Corp. ..................................      76,400        3,137,748
                                                                -------------
                                                                    7,500,568
                                                                -------------
HOME ENTERTAINMENT SOFTWARE--3.3%
Electronic Arts, Inc.(b) .......................      71,300        4,055,544

HOME IMPROVEMENT RETAIL--3.9%
Lowe's Cos., Inc. ..............................      80,160        4,871,323

HOUSEHOLD PRODUCTS--4.3%
Colgate-Palmolive Co. ..........................     101,800        5,391,328

INDUSTRIAL CONGLOMERATES--4.4%
General Electric Co. ...........................     160,800        5,452,728

INTERNET RETAIL--1.6%
eBay, Inc.(b) ..................................      49,110        1,944,756

INTERNET SOFTWARE & SERVICES--7.4%
Google, Inc. Class A(b) ........................      13,380        4,979,233
Yahoo!, Inc.(b) ................................     113,800        4,207,186
                                                                -------------
                                                                    9,186,419
                                                                -------------
MANAGED HEALTH CARE--4.1%
UnitedHealth Group, Inc. . .....................      88,600        5,129,054

OIL & GAS EXPLORATION & PRODUCTION--2.5%
XTO Energy, Inc. ...............................      72,010        3,129,555

OTHER DIVERSIFIED FINANCIAL SERVICES--3.1%
Citigroup, Inc. ................................      84,180        3,853,760

                      See Notes to Financial Statements                       27

Phoenix Strategic Growth Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
PHARMACEUTICALS--3.0%
Wyeth ..........................................      84,320    $   3,757,299

SEMICONDUCTORS--7.6%
Intel Corp. ....................................     159,440        3,746,840
Texas Instruments, Inc. ........................     100,000        2,855,000
Xilinx, Inc. ...................................     118,730        2,843,584
                                                                -------------
                                                                    9,445,424
                                                                -------------

SYSTEMS SOFTWARE--6.6%
Adobe Systems, Inc. ............................     146,240        4,716,240
Symantec Corp.(b) ..............................     148,000        3,529,800
                                                                -------------
                                                                    8,246,040
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--3.0%
NII Holdings, Inc.(b) ..........................      45,000        3,731,400
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $113,297,065)                                    119,750,785
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.5%

COMMUNICATIONS EQUIPMENT--2.5%
Telefonaktiebolaget LM Ericsson Sponsored
ADR (Sweden) ...................................      93,440        3,065,766
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,726,639)                                        3,065,766
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $116,023,704)                                    122,816,551
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                   ---------    -------------
SHORT-TERM INVESTMENTS--2.7%

COMMERCIAL PAPER(d)--2.7%
CAFCO LLC 4.03%, 11/1/05 .......................    $ 3,345     $   3,345,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,345,000)                                        3,345,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $119,368,704)                                    126,161,551(a)

Other assets and liabilities, net--(1.5)%                          (1,839,971)
                                                                -------------
NET ASSETS--100.0%                                              $ 124,321,580
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,298,327 and gross depreciation of $3,505,481 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $119,368,705.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.

28                    See Notes to Financial Statements

Phoenix Strategic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $119,368,704)                               $ 126,161,551
Cash                                                                    1,268
Receivables
   Investment securities sold                                       5,307,317
   Dividends                                                           43,397
   Fund shares sold                                                     9,376
Trustee retainer                                                        2,624
Prepaid expenses                                                       35,424
                                                                -------------
     Total assets                                                 131,560,957
                                                                -------------
LIABILITIES
Payables
   Investment securities purchased                                  6,703,491
   Fund shares repurchased                                            267,653
   Transfer agent fee                                                 109,363
   Investment advisory fee                                             78,916
   Distribution and service fees                                       33,411
   Financial agent fee                                                  8,768
Accrued expenses                                                       37,775
                                                                -------------
      Total liabilities                                             7,239,377
                                                                -------------
NET ASSETS                                                      $ 124,321,580
                                                                =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 360,971,177
Accumulated net investment loss                                      (564,721)
Accumulated net realized loss                                    (242,877,723)
Net unrealized appreciation                                         6,792,847
                                                                -------------
NET ASSETS                                                      $ 124,321,580
                                                                =============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $113,253,899)               12,679,073
Net asset value per share                                               $8.93
Offering price per share $8.93/(1-5.75%)                                $9.47

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,284,731)                  1,143,433
Net asset value and offering price per share                            $8.12

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,782,950)                     219,322
Net asset value and offering price per share                             $8.13

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $  569,400
Interest                                                                13,578
                                                                    ----------
      Total investment income                                          582,978
                                                                    ----------
EXPENSES
Investment advisory fee                                                512,481
Service fees, Class A                                                  155,092
Distribution and service fees, Class B                                  51,772
Distribution and service fees, Class C                                  11,168
Financial agent fee                                                     55,321
Transfer agent                                                         265,755
Printing                                                                21,684
Registration                                                            21,401
Trustees                                                                15,950
Professional                                                            14,928
Custodian                                                                7,265
Miscellaneous                                                           14,882
                                                                    ----------
      Total expenses                                                 1,147,699
                                                                    ----------
NET INVESTMENT LOSS                                                   (564,721)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                     1,536,175
Net change in unrealized appreciation (depreciation)
   on investments                                                    4,661,386
                                                                    ----------
NET GAIN ON INVESTMENTS                                              6,197,561
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,632,840
                                                                    ==========

                      See Notes to Financial Statements                       29

Phoenix Strategic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                October 31, 2005     Year Ended
                                                                                   (Unaudited)     April 30, 2005
                                                                                ----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   (564,721)     $ (1,279,321)
   Net realized gain (loss)                                                          1,536,175         2,257,066
   Net change in unrealized appreciation (depreciation)                              4,661,386        (1,483,467)
                                                                                  ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       5,632,840          (505,722)
                                                                                  ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (187,833 and 1,288,678 shares, respectively)        1,683,014        11,229,434
   Cost of shares repurchased (2,453,484 and 5,213,988 shares, respectively)       (21,990,869)      (45,365,817)
                                                                                  ------------      ------------
Total                                                                              (20,307,855)      (34,136,383)
                                                                                  ------------      ------------
CLASS B
   Proceeds from sales of shares (21,519 and 76,497 shares, respectively)              175,823           610,821
   Cost of shares repurchased (281,708 and 1,819,977 shares, respectively)          (2,303,942)      (14,502,009)
                                                                                  ------------      ------------
Total                                                                               (2,128,119)      (13,891,188)
                                                                                  ------------      ------------
CLASS C
   Proceeds from sales of shares (10,237 and 34,737 shares, respectively)               82,646           271,980
   Cost of shares repurchased (92,950 and 199,821 shares, respectively)               (760,480)       (1,612,644)
                                                                                  ------------      ------------
Total                                                                                 (677,834)       (1,340,664)
                                                                                  ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (23,113,808)      (49,368,235)
                                                                                  ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (17,480,968)      (49,873,957)

NET ASSETS
   Beginning of period                                                             141,802,548       191,676,505
                                                                                  ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($564,721) AND $0, RESPECTIVELY]                    $124,321,580      $141,802,548
                                                                                  ============      ============

30                    See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                             --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------
                                               (UNAUDITED)         2005         2004         2003         2002        2001
Net asset value, beginning of period               $ 8.59          $ 8.64       $ 7.17      $  9.06      $ 13.02      $ 22.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.03)          (0.06)       (0.06)       (0.07)       (0.09)       (0.15)
   Net realized and unrealized gain (loss)           0.37            0.01         1.53        (1.82)       (3.83)       (6.10)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL FROM INVESTMENT OPERATIONS               0.34           (0.05)        1.47        (1.89)       (3.92)       (6.25)
                                                   ------          ------       ------      -------      -------      -------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL DISTRIBUTIONS                              --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
Change in net asset value                            0.34           (0.05)        1.47        (1.89)       (3.96)       (9.60)
                                                   ------          ------       ------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                     $ 8.93          $ 8.59       $ 8.64      $  7.17      $  9.06      $ 13.02
                                                   ======          ======       ======      =======      =======      =======
Total return(1)                                      3.96 %(4)      (0.58)%      20.50 %     (20.86)%     (30.13)%     (27.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $113,254        $128,426     $162,974     $156,017     $250,131     $416,159

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.61 %(3)       1.56 %       1.52 %       1.60 %       1.39 %       1.30 %
   Net investment income (loss)                     (0.76)%(3)      (0.67)%      (0.73)%      (0.95)%      (0.87)%      (0.81)%
Portfolio turnover                                     41 %(4)        107 %        167 %        119 %        147 %        129 %

                                                                                  CLASS B
                                             --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------
                                               (UNAUDITED)         2005         2004         2003         2002        2001
Net asset value, beginning of period               $ 7.84          $ 7.94       $ 6.64      $  8.46      $ 12.25      $ 21.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.06)          (0.11)       (0.11)       (0.11)       (0.16)       (0.27)
   Net realized and unrealized gain (loss)           0.34            0.01         1.41        (1.71)       (3.59)       (5.83)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL FROM INVESTMENT OPERATIONS               0.28           (0.10)        1.30        (1.82)       (3.75)       (6.10)
                                                   ------          ------       ------      -------      -------      -------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL DISTRIBUTIONS                              --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
Change in net asset value                            0.28           (0.10)        1.30        (1.82)       (3.79)       (9.45)
                                                   ------          ------       ------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                     $ 8.12          $ 7.84       $ 7.94      $  6.64      $  8.46      $ 12.25
                                                   ======          ======       ======      =======      =======      =======
Total return(1)                                      3.57 %(4)      (1.26)%      19.58 %     (21.51)%     (30.64)%     (28.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $9,285         $11,006      $24,989      $30,755      $59,690     $107,589

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.36 %(3)       2.32 %       2.27 %       2.34 %       2.14 %       2.05 %
   Net investment income (loss)                     (1.50)%(3)      (1.40)%      (1.48)%      (1.71)%      (1.62)%      (1.56)%
Portfolio turnover                                     41 %(4)        107 %        167 %        119 %        147 %        129 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

                      See Notes to Financial Statements                       31

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                             --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED APRIL 30,
                                             OCTOBER 31, 2005   -------------------------------------------------------------
                                               (UNAUDITED)         2005         2004         2003         2002        2001
Net asset value, beginning of period               $ 7.85          $ 7.95       $ 6.65      $  8.47      $ 12.26      $ 21.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.06)          (0.11)       (0.12)       (0.11)       (0.16)       (0.25)
   Net realized and unrealized gain (loss)           0.34            0.01         1.42        (1.71)       (3.59)       (5.85)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL FROM INVESTMENT OPERATIONS               0.28           (0.10)        1.30        (1.82)       (3.75)       (6.10)
                                                   ------          ------       ------      -------      -------      -------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
      TOTAL DISTRIBUTIONS                              --              --           --           --        (0.04)       (3.35)
                                                   ------          ------       ------      -------      -------      -------
Change in net asset value                            0.28           (0.10)        1.30        (1.82)       (3.79)       (9.45)
                                                   ------          ------       ------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                     $ 8.13          $ 7.85       $ 7.95      $  6.65      $  8.47      $ 12.26
                                                   ======          ======       ======      =======      =======      =======
Total return(1)                                      3.57 %(4)      (1.26)%      19.55 %     (21.49)%     (30.61)%     (28.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $1,783          $2,371       $3,713      $ 3,260      $ 5,499      $ 7,634

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.37 %(3)       2.31 %       2.27 %       2.34 %       2.14 %       2.05 %
   Net investment income (loss)                     (1.51)%(3)      (1.42)%      (1.48)%      (1.71)%      (1.61)%      (1.53)%
Portfolio turnover                                     41 %(4)        107 %        167 %        119 %        147 %        129 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.

32                    See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently four Funds are offered for sale (each a "Fund"). The Phoenix Dynamic Growth Fund ("Dynamic Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Fundamental Growth Fund ("Fundamental Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") is diversified and has an investment objective of long-term capital growth. The Phoenix Strategic Growth Fund ("Strategic Growth Fund") is diversified and has an investment objective of long-term capital growth.

      The Funds offer the following classes of shares for sale:

                                       Class A   Class B   Class C   Class X
                                       -------   -------   -------   -------
Dynamic Growth Fund ...............       X         --        X         --
Fundamental Growth Fund ...........       X         --        X         --
Large-Cap Growth Fund .............       X          X        X          X
Strategic Growth Fund .............       X          X        X         --

      Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

H. INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                        1st $1    $1-2       $2+
                                       Billion   Billion   Billion
                                       -------   -------   -------
Dynamic Growth Fund ...............     0.80%     0.80%     0.80%
Fundamental Growth Fund ...........     0.80%     0.80%     0.80%
Large-Cap Growth Fund .............     0.70%     0.65%     0.60%
Strategic Growth Fund .............     0.75%     0.70%     0.65%

      PIC has contractually agreed to limit the Dynamic Growth and the Fundamental Growth Funds' total operating expenses (excluding interest, taxes and extraordinary expenses) through August 31, 2006, so that such expenses do exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

      Bennett Lawrence Management LLC ("Bennett Lawrence") is the subadviser to the Dynamic Growth Fund. For its services Bennett Lawrence is paid a fee by the Adviser at the rate of 0.40% of the average daily net assets of the Fund.

      CastleArk Management LLC ("CastleArk") is the subadviser to the Fundamental Growth Fund. For its services CastleArk is paid a fee by the Adviser equal to 0.45% of the average daily net assets of the Fund up to $50 million and 0.40% over $50 million.

      Seneca Capital Management LLC ("Seneca") is the subadviser to the Large-Cap Growth Fund and the Strategic Growth Fund. Seneca is an indirect, wholly-owned subsidiary of PNX. For its services Seneca is paid a fee by the Adviser based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                1st $184   $184 Million-    $1-2        $2+
                                 Million    $1 Billion     Billion    Billion
                                --------   -------------   -------    -------
Large-Cap Growth Fund .....       0.20%        0.35%       0.325%      0.30%

                                1st $201   $201 Million-    $1-2        $2+
                                 Million    $1 Billion     Billion    Billion
                                --------   -------------   -------    -------
Strategic Growth Fund .....       0.10%       0.375%        0.35%     0.325%

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended October 31, 2005, as follows:

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

                                       Class A       Class B        Class C
                                     Net Selling     Deferred       Deferred
                                     Commissions  Sales Charges  Sales Charges
                                     -----------  -------------  -------------

Dynamic Growth Fund ...............    $    57       $    --         $  --
Fundamental Growth Fund ...........         57            --            --
Large-Cap Growth Fund .............      1,918        15,017           199
Strategic Growth Fund .............      4,398         7,975            80

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Trust incurred financial agent fees totaling $132,476.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2005, transfer agent fees were $439,885 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                             Transfer Agent
                                                              Fee Retained
                                                             --------------
Dynamic Growth Fund ......................................      $     --
Fundamental Growth Fund ..................................            --
Large-Cap Growth Fund ....................................        46,485
Strategic Growth Fund ....................................       107,027

      At October 31, 2005, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix affiliated Funds, held shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                        Shares        Value
                                                      ---------    -----------
Dynamic Growth Fund
   Class A .......................................      888,596    $ 8,885,960
   Class C .......................................       10,000         99,800
Fundamental Growth Fund
   Class A .......................................    2,162,019     21,706,671
   Class C .......................................       10,000        100,200

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2005, were as follows:

                                                     Purchases        Sales
                                                    -----------   ------------
Dynamic Growth Fund ..............................  $10,079,512   $  1,291,761
Fundamental Growth Fund ..........................   29,338,102      7,255,970
Large-Cap Growth Fund ............................   82,758,562    117,400,320
Strategic Growth Fund ............................   54,742,253     76,973,863

      There were no purchases or sales of long-term U.S. Government securities.

5. 10% SHAREHOLDERS

      As of October 31, 2005, certain Funds had individual shareholder accounts, which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                                      Number of     % of Shares
                                                      Accounts      Outstanding
                                                     ----------     -----------
Dynamic Growth Fund ..............................   3 Accounts        91.1%
Fundamental Growth Fund ..........................   2 Accounts        85.3

      The shareholders are affiliated with PNX.

6. ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

7. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                Expiration Year
                                          ----------------------------
                                               2010           2011
                                          -------------   ------------
Large-Cap Growth Fund ..                   $ 38,610,177    $39,492,502
Strategic Growth
   Fund ................                    172,807,632     71,299,405

                                         Expiration Year
                           -------------------------------------------
                               2012            2013          Total
                           -------------   ------------  -------------
Large-Cap Growth Fund ..             $--       $329,500   $ 78,432,179
Strategic Growth
   Fund ................              --             --    244,107,037

      The Funds may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX FUNDAMENTAL GROWTH FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and CastleArk Management, LLC (the "Subadvisor").

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT

      Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, comparative fees and expenses, the possible economies of scale that might be realized due to the Fund's growth and whether fee levels were likely to reflect such economies of scale for the benefit of investors, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for each fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the past experience of PIC and its representatives in supervising other subadvisers. With respect to performance monitoring, the Board noted that PIC will utilize the same investment committee review process that it used for other PIC managed funds. With respect to compliance monitoring, the Board noted that PIC intended to utilize a similar process that it used to monitor other PIC managed funds by requiring quarterly compliance certifications from the Subadvisor and by conducting compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of similarly managed accounts managed by the Fund's Subadviser as described below under the "Subadvisory Agreement".

      PROFITABILITY. The Board also considered the level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be above levels for comparable funds during the Fund's startup period, management had voluntarily agreed to waive fees or reimburse expenses so that Class A share expenses would not exceed 1.45% and Class C share expenses would not exceed 2.20%. The Board noted that, due to the reimbursements proposed and the cost to PIC of paying the subadvisory fee, the cost to PIC would be greater than management fee revenues received during the startup phase. The Board therefore concluded that the projected profitability to PIC from the Fund was not excessive.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for the Fund as well as the Fund's projected total expenses. With respect to the proposed management fee the Board noted that the fee would be 0.80%. After being provided with information from management which compared the Fund's proposed fee with a group of competing funds with similar investment strategies, the Board noted that the management fee of 0.80% was slightly above the median fee for the peer group but within the range of fees charged by the competing funds and that after fee waivers provided by PIC, the projected total expenses of the Fund would be

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX FUNDAMENTAL GROWTH FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

1.45% for Class A shares, slightly more than the median total expenses for the peer group but within the range of total expenses of the competing funds. The Board then concluded that the advisory fee and the projected total expenses for the Fund were reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

      Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor will provide the day to day investment management for the Fund. In evaluating the Subadvisory Agreement, the Board considered a variety of information relating to the Fund and the Subadvisor. In this regard, the Board considered the nature, extent and quality of services provided by the Subadvisor, subadvisory fees and investment performance of similarly managed funds or accounts, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio managers. In this regard, the Board considered the significant experience of the co-portfolio managers noting that one portfolio manager was also President and Chief Investment Officer of the firm and had over 25 years of investment experience while the other portfolio manager had over 30 years of experience in the investment industry. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also noted the extensive experience of analysts, traders and other support personnel that worked with the portfolio managers. The Board was also satisfied with the quality of the investment process discussed by members of the Subadvisor at the Board meeting. The Board also considered the quality of the Subadvisor's compliance program. The Board noted the Subadvisor's representations that the firm had undergone a routine regulatory exam in 2004 by the SEC with no material deficiencies reported.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of a composite of accounts managed by the Subadvisor in a similar strategy to the Fund. The Board concluded that the Subadvisor's prior investment performance history was above average noting that, as of March 31, 2005, it's composite performance, net of fees, was greater than the Fund's proposed benchmark for each of the 1, 3 and 5 year periods. The Board also noted that, had the Subadvisor's performance history been included in the Lipper Analytical Services Large Cap Growth category for mutual funds, the rankings would have placed it within the top 2%, 11% and 21% of funds in that category for the 1, 3 and 5 year periods, respectively.

      PROFITABILITY. The Board noted and was satisfied with the Subadvisor's representation that no Subadvisor profitability information was available due to the fact that the relationship had not yet commenced and profitability was difficult to measure due to uncertainties such as the size of the fund.

      SUBADVISORY FEE. The Board also considered the subadvisory fee paid to the Subadvisor. The Board noted that the subadvisory fee would be 0.45% on the first $50 million of assets and 0.45% thereafter. The Board received comparative fee information from the Subadvisor of other accounts managed by the Subadvisor in a similar style noting that the proposed subadvisory fee was less than those fees.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that the economies would most likely be generated at the fund level and that any economies of scale at the Subadvisor level would benefit PIC directly, and the Fund only indirectly.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX DYNAMIC GROWTH FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on May 17th and 18th, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Bennett Lawrence Management, LLC (the "Subadvisor").

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT

      Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, comparative fees and expenses, the possible economies of scale that might be realized due to the Fund's growth and whether fee levels were likely to reflect such economies of scale for the benefit of investors, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for each fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the past experience of PIC and its representatives in supervising other subadvisers. With respect to performance monitoring, the Board noted that PIC will utilize the same investment committee review process that it used for other PIC managed funds. With respect to compliance monitoring, the Board noted that PIC intended to utilize a similar process that it used to monitor other PIC managed funds by requiring quarterly compliance certifications from the Subadvisor and by conducting compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of similarly managed accounts managed by the Fund's Subadviser as described below under the "Subadvisory Agreement".

      PROFITABILITY. The Board also considered the level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be above competitive levels during the Fund's startup period, management had voluntarily agreed to waive fees or reimburse expenses so that Class A share expenses would not exceed 1.45% and Class C share expenses would not exceed 2.20%. The Board noted that, due to the reimbursements proposed and the cost to PIC of paying the Subadvisor a fee equal to 50% of the management fee (0.40%), the cost to PIC would be greater than management fee revenues received during the startup phase of the Fund. The Board therefore concluded that the profitability to PIC from the Fund was not excessive.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for the Fund as well as the Fund's projected total expenses. With respect to the proposed management fee, the Board noted that the fee would be 0.80%. After being provided with information from management which compared the Fund's proposed fee with a group of competing funds with similar investment strategies, the Board noted that, although the management fee was slightly above the median for the peer group, after fee waivers provided by PIC the projected total expenses of the Fund would be 1.45% for Class A shares, slightly less than the median total expenses for the peer group. The Board then concluded that the management fee and the projected total expenses for the Fund were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX DYNAMIC GROWTH FUND (THE "FUND")
OCTOBER 31, 2005 (UNAUDITED) (CONTINUED)

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

      Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor will provide the day to day investment management for the Fund. In evaluating the Subadvisory Agreement, the Board considered a variety of information relating to the Fund and the Subadvisor. In this regard, the Board considered the nature, extent and quality of services provided by the Subadvisor, subadvisory fees and the investment performance of similarly managed funds or accounts, among other things.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor. In this regard, the Board noted that the Subadvisor had over 10 years of experience as an investment adviser and that a number of the Subadvisor's employees had significant experience at other firms before joining the Subadvisor. In this regard, the Board considered the significant experience of the co-portfolio managers noting that one portfolio manager was also the Chief Portfolio Manager of the Subadvisor and had over 35 years of investment experience while the other manager had over 15 years of experience in the investment management business. The Board also noted that the eight investment professionals at the firm had an average of 15 years experience. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also noted the extensive experience of analysts, traders and other support personnel that worked with the portfolio managers. The Board was also satisfied with the quality of the investment process discussed by members of the Subadvisor at the Board meeting. The Board also considered the adequacy of the Subadvisor's compliance program. The Board noted the Subadvisor's representations that the firm had undergone two routine regulatory exams by the SEC with no material deficiencies reported. The Board did request additional information regarding certain of the compliance policies and procedures and a review by a third party of the Subadvisor's compliance polices and procedures prior to the Fund's commencement of operations.

      INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of a composite of accounts managed by the Subadvisor in a similar strategy to the Fund. The Board concluded that the Subadvisor's prior investment performance history was above average noting that, as of March 31, 2005, it's composite performance, net of fees, was greater than the Fund's proposed benchmark for each of the 3 and 5 year periods and was slightly below the benchmark for the 1 year period. The Board also noted that, had the Subadvisor's performance history been included in the Lipper Analytical Services MidCap Growth category for mutual funds, the rankings would have placed it within the top 29%, 5% and 25% of funds in the category for the 1, 3 and 5 year periods, respectively.

      PROFITABILITY. The Board noted and was satisfied with the Subadvisor's representation that no Subadvisor profitability information was available due to the fact that the relationship had not yet commenced.

      SUBADVISORY FEE. The Board also considered the subadvisory fee paid to the Subadvisor. The Board noted that the subadvisory fee would be 50% of the management fee or 0.40%. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, MA 01301

  TRUSTEES                                              INVESTMENT ADVISER

  E. Virgil Conway                                      Phoenix Investment Counsel, Inc.
  Harry Dalzell-Payne                                   56 Prospect Street
  S. Leland Dill                                        Hartford, CT 06102
  Francis E. Jeffries
  Leroy Keith, Jr.                                      PRINCIPAL UNDERWRITER
  Marilyn E. LaMarche
  Philip R. McLoughlin, Chairman                        Phoenix Equity Planning Corporation
  Geraldine M. McNamara                                 One American Row
  Everett L. Morris                                     Hartford, CT 06102
  James M. Oates
  Donald B. Romans                                      TRANSFER AGENT
  Richard E. Segerson
  Ferdinand L.J. Verdonck                               Phoenix Equity Planning Corporation
* Lowell P. Weicker, Jr.                                One American Row
                                                        Hartford, CT 06102
  OFFICERS
                                                        CUSTODIAN
  Daniel T. Geraci, President
  George R. Aylward, Executive Vice President           State Street Bank and Trust Company
  Francis G. Waltman, Senior Vice President             P.O. Box 5501
  Marc Baltuch, Vice President and Chief                Boston, MA 02206
     Compliance Officer
  Nancy G. Curtiss, Chief Financial Officer             HOW TO CONTACT US
     and Treasurer
  Kevin J. Carr, Vice President, Chief Legal Officer,   Mutual Fund Services                     1-800-243-1574
     Counsel and Secretary                              Advisor Consulting Group                 1-800-243-4361
                                                        Telephone Orders                         1-800-367-5877
                                                        Text Telephone                           1-800-243-1926
                                                        Web site                               PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

* Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006.

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                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP679                                                                     12-05

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)

Date     January 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.